Accounts and Notes Receivable, Net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Receivables [Abstract]
Beginning balance	$ 19,291,772	$ 15,827,349
(Recovery of) provision for doubtful accounts	(117,278)	3,145,087
Less: write-off
Exchange rate effect	(717,758)	(319,336)
Ending balance	$ 18,456,736	$ 19,291,772